UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Balanced Opportunity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2015 through May 31, 2016, as provided by Keith Stransky, Brian Ferguson, John C. Bailer, George E. DeFina, David Horsfall, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 0.94%, 0.57%, 1.06%, 1.11%, and 1.07%, respectively.1 In comparison, the fund’s benchmarks, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Barclays U.S. Aggregate Bond Index, produced total returns of 1.92% and 3.12%, respectively, for the same period. Separately, a customized blended index composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, produced a total return 2.50%.2

Sharp stock and bond market declines early in the reporting period were erased by subsequent rallies, enabling both asset classes to achieve positive returns. Several security selection and sector allocation shortfalls dampened the fund’s relative performance.

Effective December 2015, John C. Bailer and George E. DeFina became Portfolio Managers for the fund.

The Fund’s Investment Approach

The fund seeks high total return, through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities and invests principally in fixed income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by The Dreyfus Corporation (“Dreyfus”), and in securities that are issued or guaranteed by the U.S. government (including its agencies and instrumentalities), including Treasury inflation-protected securities (TIPS). We may invest up to 5% of the fund’s assets in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers that are denominated in U.S. dollars or foreign currencies, but will limit its investment in bonds issued by foreign issuers that are denominated in foreign currencies to no more than 5% of the fund’s assets. The fund has no limit with respect to its portfolio maturity or duration.

Economic Uncertainties Sparked Market Turbulence

U.S. stocks traded in a relatively narrow range in late 2015, masking divergent results across industry groups, as some market sectors benefited from encouraging economic data, and others were hurt by falling commodity prices. In early 2016, oil prices deteriorated further and fears intensified that higher short-term interest rates might weigh on economic growth. Consequently, stocks declined sharply in January and early February. Equities subsequently rebounded when commodity prices stabilized and monetary policymakers delayed additional rate increases. Mixed corporate earnings and disappointing GDP growth sparked more volatility in April and May, but the S&P 500 Index ended the reporting period with a mildly positive total return.

DISCUSSION OF FUND PERFORMANCE (continued)

Fixed income markets also proved volatile. Higher-quality bonds rallied and riskier securities lost value early in the reporting period, but the market’s trajectory changed dramatically in mid-February, enabling bonds to post moderate gains, on average.

Allocation and Selection Strategies Undermined Relative Results

While overweighted exposure to stocks enabled the fund to participate more fully in the equity market’s recent rally, underweighted exposure to the richly valued utilities sector proved counterproductive. In addition, security selection shortfalls in the financials sector weighted on relative results when capital markets companies, diversified financial institutions, and insurers lost value. In the energy sector, an emphasis on exploration-and-production companies and oil-services firms over integrated energy producers hurt relative results. The fund’s equity investments fared better in the information technology sector, where semiconductor manufacturers and communications equipment producers advanced. Underweighted positions in hard-hit biotechnology companies bolstered results in the health care sector.

In the bond portfolio, overweighted positions in corporate bonds and commercial mortgages hampered performance, more than offsetting better results from asset-backed securities and underweighted exposure to short-term maturities.

A Selective Investment Posture

We slightly reduced the fund’s exposure to equities in mid-May, and the reporting period ended with 66% apportioned to stocks, 29% to bonds, and 5% to cash. We have identified a number of attractively valued companies with strong earnings growth potential in the energy, financials, and materials sectors, but fewer in the consumer discretionary, consumer staples, health care, industrials, and information technology sectors. Among bonds, we have intensified our emphasis on higher-quality securities, and we have set our allocation and interest-rate strategies in roughly market-neutral positions.

June 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

Source for customized blended index is FactSet.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class C	Class I	Class J	Class Z
Expenses paid per $1,000†	$6.03	$9.78	$4.78	$4.78	$5.13
Ending value (after expenses)	$1,009.40	$1,005.70	$1,010.60	$1,011.10	$1,010.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class A	Class C	Class I	Class J	Class Z
Expenses paid per $1,000†	$6.06	$9.82	$4.80	$4.80	$5.15
Ending value (after expenses)	$1,019.00	$1,015.25	$1,020.25	$1,020.25	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Bonds and Notes - 29.2%	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .9%
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. C, 2.15%, 3/09/20	585,000		587,201
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C, 2.73%, 3/08/21	435,000		437,578
Capital Auto Receivables Asset Trust, Ser. 2014-1, Cl. C, 2.84%, 4/22/19	395,000		400,103
DT Auto Owner Trust, Ser. 2014-1A, Cl. C, 2.64%, 10/15/19	220,517	[a]	220,291
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		155,317
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		449,828
Santander Drive Auto Receivables Trust, Ser. 2012-3, Cl. C, 3.01%, 4/16/18	9,876		9,882
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. C, 1.94%, 4/16/18	110,323		110,454
		2,370,654
Commercial Mortgage Pass-Through Ctfs. - .3%
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-T28, Cl. A4, 5.74%, 9/11/42	166,603	[b]	173,364
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4, 3.18%, 2/10/48	555,000		577,167
		750,531
Consumer Discretionary - .7%
21st Century Fox America, Gtd. Notes, 4.00%, 10/01/23	55,000		59,245
21st Century Fox America, Gtd. Notes, 6.65%, 11/15/37	175,000		223,942
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		180,283
Cox Communications, Sr. Unscd. Notes, 6.25%, 6/01/18	355,000	[a]	379,091
NBCUniversal Media, Gtd. Notes, 5.15%, 4/30/20	240,000		270,688
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[a]	269,173
Time Warner, Gtd. Debs., 5.35%, 12/15/43	355,000		390,531
Walgreens Boots Alliance, Gtd. Notes, 3.80%, 11/18/24	190,000		197,522
		1,970,475
Consumer Staples - .6%
Altria Group, Gtd. Notes, 10.20%, 2/06/39	20,000		36,263
Kraft Heinz Foods, Gtd. Notes, 3.95%, 7/15/25	215,000	[a]	229,576
Newell Rubbermaid, Sr. Unscd. Notes, 4.20%, 4/01/26	65,000		68,960
Pernod Ricard, Sr. Unscd. Notes, 4.45%, 1/15/22	325,000	[a]	353,043
Reynolds American, Gtd. Notes, 4.85%, 9/15/23	555,000		624,394
Wm. Wrigley Jr., Sr. Unscd. Notes, 3.38%, 10/21/20	270,000	[a]	283,592
		1,595,828

Bonds and Notes - 29.2% (continued)	Principal Amount ($)		Value ($)
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%, 2/13/20	460,000		466,668
ConocoPhillips, Gtd. Notes, 4.95%, 3/15/26	280,000		308,110
Energy Transfer Partners, Sr. Unscd. Notes, 4.90%, 2/01/24	340,000		325,156
Energy Transfer Partners, Sr. Unscd. Notes, 5.95%, 10/01/43	220,000		199,829
EQT, Sr. Unscd. Notes, 8.13%, 6/01/19	225,000		245,761
Kinder Morgan Energy Partners, Gtd. Notes, 5.00%, 3/01/43	235,000		202,180
Kinder Morgan Energy Partners, Sr. Unscd. Notes, 6.55%, 9/15/40	205,000		200,333
Spectra Energy Partners, Sr. Unscd. Notes, 2.95%, 9/25/18	90,000		91,242
Spectra Energy Partners, Sr. Unscd. Notes, 4.75%, 3/15/24	75,000		80,556
TransCanada Pipelines, Sr. Unscd. Notes, 3.75%, 10/16/23	215,000		223,755
		2,343,590
Financials - 2.8%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%, 10/30/18	265,000	[a]	269,608
American Express Credit, Sr. Unscd. Notes, Ser. F, 2.60%, 9/14/20	185,000		189,131
Bank of America, Sr. Unscd. Notes, 1.67%, 1/15/19	520,000	[b]	522,378
Bank of America, Sr. Unscd. Notes, 5.63%, 7/01/20	290,000		324,382
Bank of America, Sr. Unscd. Notes, 5.70%, 1/24/22	50,000		57,314
Bank of America, Sr. Unscd. Notes, 4.00%, 4/01/24	125,000		131,860
Bank of America, Sr. Unscd. Notes, 3.88%, 8/01/25	80,000		83,701
Bank of America, Sr. Unscd. Notes, Ser. L, 2.60%, 1/15/19	150,000		152,484
Bank of America, Sub. Notes, 4.25%, 10/22/26	85,000		86,507
Capital One Bank USA, Sub. Notes, 3.38%, 2/15/23	300,000		301,317
Chubb INA Holdings, Gtd. Notes, 5.80%, 3/15/18	45,000	[c]	48,315
Citigroup, Sr. Unscd. Notes, 3.88%, 10/25/23	235,000		247,313
Citigroup, Sr. Unscd. Notes, 4.65%, 7/30/45	260,000		278,058
Citigroup,, Sr. Unscd. Notes, 4.50%, 1/14/22	180,000		196,447
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 1.46%, 3/12/19	365,000	[b]	363,181
Goldman Sachs Group, Sr. Unscd. Notes, 1.73%, 11/15/18	505,000	[b]	508,144
Goldman Sachs Group, Sr. Unscd. Notes, 2.75%, 9/15/20	55,000		55,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 29.2% (continued)	Principal Amount ($)		Value ($)
Financials - 2.8% (continued)
Goldman Sachs Group, Sr. Unscd. Notes, 2.27%, 11/29/23	430,000	[b]	431,643
JPMorgan Chase & Co., Sr. Unscd. Notes, 4.50%, 1/24/22	235,000		258,445
JPMorgan Chase & Co., Sub. Notes, 4.25%, 10/01/27	485,000		502,814
Morgan Stanley, Sr. Unscd. Bonds, 3.70%, 10/23/24	85,000		87,877
Morgan Stanley, Sr. Unscd. Notes, 5.50%, 1/26/20	105,000		116,415
Morgan Stanley, Sr. Unscd. Notes, 3.75%, 2/25/23	220,000		229,515
Morgan Stanley, Sr. Unscd. Notes, 4.00%, 7/23/25	75,000		78,989
Omega Healthcare Investors, Gtd. Notes, 5.25%, 1/15/26	185,000		190,353
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%, 1/30/43	150,000	[a]	157,489
PNC Bank, Sr. Unscd. Notes, 2.20%, 1/28/19	250,000		253,741
Regency Centers, Gtd. Notes, 5.88%, 6/15/17	157,000		163,536
Simon Property Group, Sr. Unscd. Notes, 3.50%, 9/01/25	210,000		222,408
Synchrony Financial, Sr. Unscd. Notes, 3.75%, 8/15/21	210,000		217,095
Volkswagen International Finance, Gtd. Notes, 1.60%, 11/20/17	215,000	[a]	213,666
Wells Fargo & Co., Sub. Notes, 4.30%, 7/22/27	320,000		339,719
		7,279,637
Foreign/Governmental - .1%
Mexican Government, Sr. Unscd. Notes, 4.75%, 3/08/44	120,000		119,400
Uruguayan Government, Sr. Unscd. Notes, 4.50%, 8/14/24	75,000	[c]	79,500
Uruguayan Government, Sr. Unscd. Notes, 4.38%, 10/27/27	140,000		145,250
		344,150
Health Care - .6%
AmerisourceBergen, Sr. Unscd. Notes, 3.25%, 3/01/25	130,000		133,330
Anthem, Sr. Unscd. Notes, 2.30%, 7/15/18	200,000		202,082
Celgene, Sr. Unscsd. Notes, 3.55%, 8/15/22	215,000		223,800
Gilead Sciences, Sr. Unscd. Notes, 3.65%, 3/01/26	75,000		79,499
Gilead Sciences, Sr. Unscd. Notes, 4.75%, 3/01/46	110,000		118,001
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		292,413
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000	[a]	194,774
Zimmer Holdings, Sr. Unscd. Notes, 3.55%, 4/01/25	215,000		218,563
		1,462,462

Bonds and Notes - 29.2% (continued)	Principal Amount ($)		Value ($)
Industrials - .3%
ERAC USA Finance, Gtd. Notes, 3.85%, 11/15/24	55,000	[a]	58,178
ERAC USA Finance, Gtd. Notes, 7.00%, 10/15/37	210,000	[a]	276,362
General Electric, Sr. Unscd. Notes, 1.14%, 1/14/19	405,000	[b]	405,002
Waste Management, Gtd. Notes, 6.10%, 3/15/18	145,000		157,180
		896,722
Information Technology - .1%
Hewlett Packard Enterprise, Sr. Unscd. Notes, 4.40%, 10/15/22	240,000	[a]	254,269
Materials - .2%
LYB International Finance, Gtd. Notes, 4.00%, 7/15/23	335,000		353,905
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000		282,465
		636,370
Municipal Bonds - .4%
Los Angeles Department of Water and Power, Revenue(Build America Bonds), 5.72%, 7/01/39	120,000		155,797
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue(Build America Bonds), 6.09%, 11/15/40	10,000		13,561
Metropolitan Transportation Authority, Revenue(Build America Bonds), 6.55%, 11/15/31	225,000		301,495
New Jersey Economic Development Authority, School Facilities Construction Revenue, 4.45%, 6/15/20	425,000		443,917
New York City, GO (Build America Bonds), 5.99%, 12/01/36	135,000		177,066
		1,091,836
Telecommunications - .4%
AT&T, Sr. Unscd. Notes, 1.58%, 11/27/18	355,000	[b]	355,870
AT&T, Sr. Unscd. Notes, 5.35%, 9/01/40	85,000		90,764
Rogers Communications, Gtd. Notes, 4.10%, 10/01/23	205,000		223,561
Verizon Communications, Sr. Unscd. Notes, 5.15%, 9/15/23	210,000		241,235
		911,430
U.S. Government Agencies - 1.2%
Federal Home Loan Mortgage Corp., Notes, 4.88%, 6/13/18	855,000	[d]	922,224
Federal National Mortgage Association, Notes, 0.88%, 12/20/17	2,305,000	[d]	2,305,251
		3,227,475
U.S. Government Agencies/Mortgage-Backed - 8.2%
Federal Home Loan Mortgage Corp.
3.50%, 12/1/41-11/1/44	4,292,618	[d]	4,516,068
5.50%, 4/1/22-1/1/36	196,238	[d]	217,953
Federal National Mortgage Association
3.00%, 5/1/30-4/1/46	5,663,178	[d]	5,862,793
3.50%, 12/1/41-8/1/42	2,079,922	[d]	2,192,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 29.2% (continued)	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 8.2% (continued)
4.00%, 1/1/41-12/1/43	3,117,654	[d]	3,352,045
4.50%, 2/1/39-9/1/43	2,835,911	[d]	3,103,117
5.00%, 8/1/20-7/1/39	671,107	[d]	736,783
5.50%, 9/1/34-5/1/39	143,561	[d]	165,062
8.00%, 3/1/30	121	[d]	123
Government National Mortgage Association I
5.50%, 4/15/33	30,251		34,167
Government National Mortgage Association II
3.00%, 1/20/45	1,388,136		1,439,086
		21,619,622
U.S. Government Securities - 10.7%
U.S. Treasury Bonds, 2.50%, 2/15/46	4,775,000	[c]	4,642,198
U.S. Treasury Floating Rate Notes, 0.62%, 1/31/18	4,100,000	[b]	4,109,569
U.S. Treasury Notes, 0.75%, 1/31/18	2,135,000		2,131,665
U.S. Treasury Notes, 0.75%, 2/15/19	2,200,000	[c]	2,186,164
U.S. Treasury Notes, 0.88%, 4/15/19	1,105,000		1,100,684
U.S. Treasury Notes, 1.38%, 1/31/21	5,770,000		5,775,181
U.S. Treasury Notes, 1.25%, 3/31/21	3,680,000		3,660,161
U.S. Treasury Notes, 2.13%, 5/15/25	830,000		851,917
U.S. Treasury Notes, 2.25%, 11/15/25	2,350,000		2,435,096
U.S. Treasury Notes, 1.63%, 2/15/26	1,570,000	[c]	1,538,967
		28,431,602
Utilities - .8%
Dominion Resources, Sr. Unscd. Notes, 3.90%, 10/01/25	165,000		171,162
Duke Energy Carolinas, First Mortgage Bonds, 5.25%, 1/15/18	95,000		101,151
Enel Finance International, Gtd. Notes, 6.00%, 10/07/39	210,000	[a]	251,791
Exelon Generation, Sr. Unscd. Notes, 6.25%, 10/01/39	315,000		346,459
Iberdrola International, Gtd. Notes, 6.75%, 7/15/36	205,000		261,776
Kentucky Utilities, First Mortgage Bonds, 4.38%, 10/01/45	105,000		114,904
Louisville Gas & Electric, First Mortgage Bonds, 4.38%, 10/01/45	125,000		138,279
Nevada Power, Mortgage Notes, 6.50%, 8/01/18	90,000		99,592
NiSource Finance, Gtd. Notes, 5.65%, 2/01/45	390,000		476,147
Sempra Energy, Sr. Unscd. Notes, 6.50%, 6/01/16	215,000		215,000
Sierra Pacific Power, Mortgage Notes, Ser. P, 6.75%, 7/01/37	25,000		34,602
		2,210,863
Total Bonds and Notes (cost $75,969,887)	77,397,516
Common Stocks - 66.0%	Shares		Value ($)
Consumer Discretionary - 6.8%
Amazon.com	1,977	[e]	1,428,956
Carnival	49,685		2,371,962
CBS, Cl. B	13,135		725,052

Common Stocks - 66.0% (continued)	Shares		Value ($)
Consumer Discretionary - 6.8% (continued)
Charter Communications, Cl. A	2,632	[e]	576,278
Comcast, Cl. A	23,924		1,514,389
Hanesbrands	43,581		1,179,738
Home Depot	12,804		1,691,664
Interpublic Group of Companies	21,914		523,745
Omnicom Group	41,183		3,431,779
Staples	114,873		1,010,882
Time Warner	24,470		1,851,400
Ulta Salon Cosmetics & Fragrance	5,402	[e]	1,258,720
Viacom, Cl. B	11,763		521,924
		18,086,489
Consumer Staples - 5.1%
Archer-Daniels-Midland	18,221		779,312
Coca-Cola	40,581		1,809,913
ConAgra Foods	71,091		3,248,859
CVS Health	5,355		516,490
Estee Lauder, Cl. A	7,473		685,872
Kellogg	13,146		977,668
Molson Coors Brewing, Cl. B	30,398		3,014,874
Mondelez International, Cl. A	16,273		723,986
PepsiCo	17,549		1,775,432
		13,532,406
Energy - 7.3%
EOG Resources	49,902		4,060,027
Hess	51,391		3,079,863
Occidental Petroleum	98,661		7,442,986
Phillips 66	30,616	[c]	2,460,302
Pioneer Natural Resources	8,314		1,332,900
Schlumberger	13,479		1,028,448
		19,404,526
Exchange-Traded Funds - .2%
SPDR S&P 500 ETF Trust	2,656		557,335
Financials - 17.0%
Allstate	15,189		1,025,409
American International Group	17,664		1,022,392
BlackRock	3,452		1,256,010
Capital One Financial	21,925		1,605,787
Charles Schwab	45,141		1,380,412
Chubb	12,329		1,560,975
Citigroup	42,938		1,999,623
Comerica	11,243		529,545
Communications Sales & Leasing	42,895		1,071,517
E*TRADE Financial	44,519	[e]	1,241,635
FNF Group	14,331		500,868
Goldman Sachs Group	18,242		2,909,234
Hartford Financial Services Group	47,243		2,133,966
Intercontinental Exchange	6,406		1,736,795
JPMorgan Chase & Co.	121,137		7,906,612
Lamar Advertising, Cl. A	22,645		1,473,057
Morgan Stanley	65,213		1,784,880
PNC Financial Services Group	14,485		1,299,884
Prudential Financial	53,347		4,227,750
Raymond James Financial	14,660		821,986
SunTrust Banks	66,034		2,893,610
Synchrony Financial	96,696	[e]	3,016,915

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 66.0% (continued)	Shares		Value ($)
Financials - 17.0% (continued)
Voya Financial	49,599		1,629,823
		45,028,685
Health Care - 7.7%
AbbVie	19,921		1,253,629
Boston Scientific	97,428	[e]	2,212,590
Bristol-Myers Squibb	20,637		1,479,673
Cardinal Health	8,648		682,760
Centene	13,765	[e]	858,248
Eli Lilly & Co.	11,577		868,622
Express Scripts Holding	6,946	[e]	524,770
Medtronic	18,568		1,494,353
Merck & Co.	34,576		1,945,246
Pfizer	184,752		6,410,894
UnitedHealth Group	19,914		2,661,904
		20,392,689
Industrials - 5.1%
Danaher	16,051		1,578,776
Delta Air Lines	66,788		2,902,606
Honeywell International	13,376		1,522,590
Northrop Grumman	5,805		1,234,549
Raytheon	24,656		3,197,143
United Technologies	30,045		3,021,926
		13,457,590
Information Technology - 10.6%
Alphabet, Cl. A	1,396	[e]	1,045,395
Alphabet, Cl. C	4,177	[e]	3,073,102
Applied Materials	98,904		2,415,236
Broadcom	4,877		752,814
Cisco Systems	208,343		6,052,364
Citrix Systems	22,797	[e]	1,935,921
Cognizant Technology Solutions, Cl. A	29,985	[e]	1,842,278
Corning	25,140		525,175
Facebook, Cl. A	14,987	[e]	1,780,605
Microchip Technology	70,719	[c]	3,654,758
Oracle	50,509		2,030,462
salesforce.com	18,452	[e]	1,544,617
Texas Instruments	22,407		1,357,864
		28,010,591
Materials - 3.4%
CF Industries Holdings	60,539		1,674,509
Dow Chemical	44,913		2,306,732
Martin Marietta Materials	2,733		516,646
Mosaic	15,011	[c]	378,728
Packaging Corporation of America	15,679		1,069,778
Vulcan Materials	27,079		3,161,473
		9,107,866
Telecommunications - 2.5%
AT&T	117,162		4,586,892
Vodafone Group, ADR	63,110	[c]	2,145,109
		6,732,001
Utilities - .3%
NRG Yield, Cl. A	58,045		841,652
Total Common Stocks (cost $155,941,790)	175,151,830

Other Investments - 4.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $12,443,626)	12,443,626	[f] 12,443,626
Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $6,006,777)	6,006,777	[f] 6,006,777
Total Investments (cost $250,362,080)	102.2%	270,999,749
Liabilities, Less Cash and Receivables	(2.2%)	(5,743,755)
Net Assets	100.0%	265,255,994

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

SPDR—Standard & Poor's Depository Receipt

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at $3,410,903 or 1.29% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $17,062,698 and the value of the collateral held by the fund was $17,549,131, consisting of cash collateral of $6,006,777 and U.S. Government & Agency securities valued at $11,542,354.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	65.8
U.S. Government Agencies/Mortgage-Backed	20.1
Corporate Bonds	7.4
Money Market Investments	7.0
Asset-Backed	.9
Municipal Bonds	.4
Commercial Mortgage-Backed	.3
Exchange-Traded Funds	.2
Foreign/Governmental	.1
102.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,062,698)—Note 1(c):
Unaffiliated issuers	231,911,677	252,549,346
Affiliated issuers	18,450,403	18,450,403
Cash denominated in foreign currency	2,835	2,442
Receivable for investment securities sold		2,298,319
Dividends, interest and securities lending income receivable		740,226
Receivable for shares of Beneficial Interest subscribed		20,560
Prepaid expenses		52,685
		274,113,981
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		246,230
Cash overdraft due to Custodian		20,187
Liability for securities on loan—Note 1(c)		6,006,777
Payable for investment securities purchased		2,238,977
Payable for shares of Beneficial Interest redeemed		256,072
Accrued expenses		89,744
		8,857,987
Net Assets ($)		265,255,994
Composition of Net Assets ($):
Paid-in capital		252,148,014
Accumulated undistributed investment income—net		1,365,090
Accumulated net realized gain (loss) on investments		(8,894,386)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		20,637,276
Net Assets ($)		265,255,994

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Z
Net Assets ($)	179,878,756	29,118,930	4,257,018	17,270,701	34,730,589
Shares Outstanding	8,840,134	1,430,779	208,840	847,199	1,713,494
Net Asset Value Per Share ($)	20.35	20.35	20.38	20.39	20.27

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,927,605
Affiliated issuers	9,550
Interest	1,038,846
Income from securities lending—Note 1(c)	12,466
Total Income	2,988,467
Expenses:
Management fee—Note 3(a)	1,041,472
Shareholder servicing costs—Note 3(c)	407,955
Distribution fees—Note 3(b)	109,985
Professional fees	57,066
Registration fees	38,293
Prospectus and shareholders’ reports	27,460
Custodian fees—Note 3(c)	21,645
Trustees’ fees and expenses—Note 3(d)	10,906
Loan commitment fees—Note 2	1,843
Miscellaneous	24,960
Total Expenses	1,741,585
Less—reduction in expenses due to undertaking—Note 3(a)	(122,626)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,844)
Net Expenses	1,617,115
Investment Income—Net	1,371,352
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,889,571)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	3,415,166
Net Realized and Unrealized Gain (Loss) on Investments	525,595
Net Increase in Net Assets Resulting from Operations	1,896,947

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	1,371,352	2,270,062
Net realized gain (loss) on investments	(2,889,571)	15,258,206
Net unrealized appreciation (depreciation) on investments	3,415,166	(12,711,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,896,947	4,816,681
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,621,212)	(1,456,317)
Class C	(39,392)	(23,303)
Class I	(55,682)	(43,107)
Class J	(200,631)	(210,207)
Class Z	(385,410)	(395,850)
Net realized gain on investments:
Class A	(8,424,267)	(13,663,146)
Class C	(1,480,081)	(2,500,582)
Class I	(224,778)	(305,826)
Class J	(813,261)	(1,497,529)
Class Z	(1,688,372)	(2,993,984)
Total Dividends	(14,933,086)	(23,089,851)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,030,805	21,573,347
Class C	1,942,933	6,023,945
Class I	958,031	1,705,066
Class J	229,215	523,962
Class Z	673,157	1,558,514
Dividends reinvested:
Class A	9,411,471	14,048,801
Class C	1,011,352	1,702,050
Class I	240,182	312,292
Class J	971,948	1,613,327
Class Z	1,976,587	3,229,317
Cost of shares redeemed:
Class A	(11,755,294)	(21,186,310)
Class C	(4,724,643)	(7,092,872)
Class I	(1,513,715)	(985,815)
Class J	(942,711)	(3,149,608)
Class Z	(3,213,852)	(5,073,523)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	295,466	14,802,493
Total Increase (Decrease) in Net Assets	(12,740,673)	(3,470,677)
Net Assets ($):
Beginning of Period	277,996,667	281,467,344
End of Period	265,255,994	277,996,667
Undistributed investment income—net	1,365,090	2,296,065

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	256,823	1,013,876
Shares issued for dividends reinvested	477,013	668,672
Shares redeemed	(597,198)	(992,534)
Net Increase (Decrease) in Shares Outstanding	136,638	690,014
Class C
Shares sold	96,142	284,349
Shares issued for dividends reinvested	51,078	80,781
Shares redeemed	(240,573)	(332,557)
Net Increase (Decrease) in Shares Outstanding	(93,353)	32,573
Class I
Shares sold	47,137	79,847
Shares issued for dividends reinvested	12,161	14,850
Shares redeemed	(77,463)	(46,414)
Net Increase (Decrease) in Shares Outstanding	(18,165)	48,283
Class J
Shares sold	11,790	24,933
Shares issued for dividends reinvested	49,212	76,716
Shares redeemed	(48,854)	(146,690)
Net Increase (Decrease) in Shares Outstanding	12,148	(45,041)
Class Z
Shares sold	34,302	73,362
Shares issued for dividends reinvested	100,641	154,365
Shares redeemed	(163,199)	(238,938)
Net Increase (Decrease) in Shares Outstanding	(28,256)	(11,211)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2016		Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.35	22.86	21.43	18.03	16.26	15.94
Investment Operations:
Investment income—net[a]	.11	.18	.19	.18	.21	.21
Net realized and unrealized gain (loss) on investments	.06	.21	1.71	3.45	1.79	.35
Total from Investment Operations	.17	.39	1.90	3.63	2.00	.56
Distributions:
Dividends from Investment income—net	(.19)	(.18)	(.19)	(.23)	(.23)	(.24)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—	—
Total Distributions	(1.17)	(1.90)	(.47)	(.23)	(.23)	(.24)
Net asset value, end of period	20.35	21.35	22.86	21.43	18.03	16.26
Total Return (%)[b]	.94[c]	1.84	8.99	20.40	12.50	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[d]	1.27	1.27	1.32	1.37	1.36
Ratio of net expenses to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	1.09[d]	.86	.86	.91	1.19	1.23
Portfolio Turnover Rate	47.47[c]	114.35	110.18	112.56	117.20	99.71[e]
Net Assets, end of period ($ x 1,000)	179,879	185,781	183,228	181,922	151,113	151,210

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.
See notes to financial statements.

Six Months Ended
May 31, 2016		Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.26	22.77	21.34	17.94	16.17	15.84
Investment Operations:
Investment income—net[a]	.03	.02	.02	.04	.08	.08
Net realized and unrealized gain (loss) on investments	.07	.21	1.70	3.45	1.78	.35
Total from Investment Operations	.10	.23	1.72	3.49	1.86	.43
Distributions:
Dividends from investment income—net	(.03)	(.02)	(.01)	(.09)	(.09)	(.10)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—	—
Total Distributions	(1.01)	(1.74)	(.29)	(.09)	(.09)	(.10)
Net asset value, end of period	20.35	21.26	22.77	21.34	17.94	16.17
Total Return (%)[b]	.57[c]	1.05	8.16	19.56	11.58	2.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[d]	2.02	2.01	2.05	2.08	2.04
Ratio of net expenses to average net assets	1.95[d]	1.95	1.95	1.95	1.95	1.94
Ratio of net investment income to average net assets	.35[d]	.11	.11	.18	.44	.48
Portfolio Turnover Rate	47.47[c]	114.35	110.18	112.56	117.20	99.71[e]
Net Assets, end of period ($ x 1,000)	29,119	32,403	33,966	31,582	36,703	38,205

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.41	22.93	21.49	18.08	16.31	15.97
Investment Operations:
Investment income—net[a]	.13	.24	.24	.23	.25	.25
Net realized and unrealized gain (loss) on investments	.06	.20	1.72	3.46	1.80	.36
Total from Investment Operations	.19	.44	1.96	3.69	2.05	.61
Distributions:
Dividends from Investment income—net	(.24)	(.24)	(.24)	(.28)	(.28)	(.27)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—	—
Total Distributions	(1.22)	(1.96)	(.52)	(.28)	(.28)	(.27)
Net asset value, end of period	20.38	21.41	22.93	21.49	18.08	16.31
Total Return (%)	1.06[b]	2.07	9.27	20.68	12.75	3.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[c]	1.02	1.01	1.05	1.09	1.04
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.94
Ratio of net investment income to average net assets	1.34[c]	1.11	1.09	1.17	1.45	1.48
Portfolio Turnover Rate	47.47[b]	114.35	110.18	112.56	117.20	99.71[d]
Net Assets, end of period ($ x 1,000)	4,257	4,860	4,099	2,604	2,184	2,086

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.
See notes to financial statements.

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class J Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.41	22.93	21.49	18.06	16.29	15.96
Investment Operations:
Investment income—net[a]	.13	.24	.24	.22	.23	.23
Net realized and unrealized gain (loss) on investments	.07	.20	1.71	3.47	1.80	.36
Total from Investment Operations	.20	.44	1.95	3.69	2.03	.59
Distributions:
Dividends from Investment income—net	(.24)	(.24)	(.23)	(.26)	(.26)	(.26)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—	—
Total Distributions	(1.22)	(1.96)	(.51)	(.26)	(.26)	(.26)
Net asset value, end of period	20.39	21.41	22.93	21.49	18.06	16.29
Total Return (%)	1.11[b]	2.07	9.24	20.71	12.67	3.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.00	.99	1.03	1.06	1.03
Ratio of net expenses to average net assets	.95[c]	.95	.95	.98	1.06	1.03
Ratio of net investment income to average net assets	1.34[c]	1.11	1.11	1.13	1.33	1.39
Portfolio Turnover Rate	47.47[b]	114.35	110.18	112.56	117.20	99.71[d]
Net Assets, end of period ($ x 1,000)	17,271	17,879	20,184	20,441	19,499	21,430

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2016		Year Ended November 30,
Class Z Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.29	22.81	21.37	17.94	16.20	15.88
Investment Operations:
Investment income—net[a]	.13	.22	.23	.20	.19	.21
Net realized and unrealized gain (loss) on investments	.05	.21	1.70	3.45	1.78	.35
Total from Investment Operations	.18	.43	1.93	3.65	1.97	.56
Distributions:
Dividends from Investment income—net	(.22)	(.23)	(.21)	(.22)	(.23)	(.24)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—	—
Total Distributions	(1.20)	(1.95)	(.49)	(.22)	(.23)	(.24)
Net asset value, end of period	20.27	21.29	22.81	21.37	17.94	16.20
Total Return (%)	1.07[b]	1.96	9.18	20.58	12.34	3.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.12	1.10	1.17	1.28	1.19
Ratio of net expenses to average net assets	1.02[c]	1.03	1.01	1.10	1.28	1.19
Ratio of net investment income to average net assets	1.27[c]	1.03	1.05	1.02	1.11	1.23
Portfolio Turnover Rate	47.47[b]	114.35	110.18	112.56	117.20	99.71[d]
Net Assets, end of period ($ x 1,000)	34,731	37,073	39,991	40,960	38,848	39,744

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	—	2,370,654	—	2,370,654
Commercial Mortgage-Backed	—	750,531	—	750,531
Corporate Bonds†	—	19,561,646	—	19,561,646
Equity Securitiesâ€•Domestic Common Stocks†	172,449,386	—	—	172,449,386
Equity Securitiesâ€•Foreign Common Stocks†	2,145,109	—	—	2,145,109
Exchange-Traded Funds	557,335	—	—	557,335
Foreign Government	—	344,150	—	344,150
Municipal Bonds†	—	1,091,836	—	1,091,836
Mutual Funds	18,450,403	—	—	18,450,403
U.S. Government Agencies/Mortgage-Backed	—	24,847,097	—	24,847,097
U.S. Treasury	—	28,431,602	—	28,431,602

† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2016, The Bank of New York Mellon earned $3,556 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2016 were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	2,984,072	19,578,720	16,556,015	6,006,777	2.3
Dreyfus Institutional Preferred Plus Money Market Fund	11,010,610	20,184,853	18,751,837	12,443,626	4.7
Total	13,994,682	39,763,573	35,307,852	18,450,403	7.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,592,023 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2015. If not applied, $4,084,685 of the carryover expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income $4,386,175 and long-term capital gains $18,703,676. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2015 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertaking, amounted to $122,626 during the period ended May 31, 2016.

During the period ended May 31, 2016, the Distributor retained $6,249 from commissions earned on sales of the fund’s Class A shares and $295 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $109,985 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $219,284 and $36,662, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2016, Class Z shares were charged $12,591 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $53,018 for transfer agency services and $4,044 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,844.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $21,645 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $5,774 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $178,171, Distribution Plan fees $18,395, Shareholder Services Plan fees $43,464, custodian fees $16,000, Chief Compliance Officer fees $4,812 and transfer agency fees $12,840, which are offset against an expense reimbursement currently in effect in the amount of $27,452.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended May 31, 2016, amounted to $121,343,250 and $135,975,636, respectively.

At May 31, 2016, accumulated net unrealized appreciation on investments was $20,637,669, consisting of $24,124,020 gross unrealized appreciation and $3,486,351 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods, except for the three-year period and four-year period when performance was at and above the Performance Group median, respectively, and that the fund’s performance was above the Performance Universe median for all periods, except for the ten-year period when it was below the median. The Dreyfus representatives noted the proximity of the fund’s performance to the median during certain periods when performance was below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Dreyfus representatives discussed the relatively conservative investment approach of the fund and the expectations for the fund’s performance in light of that approach.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus Balanced Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Z: DBOZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6000SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date: July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date: July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date: July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)